As filed with the U.S. Securities and Exchange Commission on August 12, 2026

File No. 002-19458
File No. 811-01136
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 327	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 327
(Check appropriate box or boxes.)
GUGGENHEIM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code (301) 296-5100
Amy J. Lee, Vice President and Chief Legal Officer
702 King Farm Boulevard, Suite 200, Rockville, MD 20850
(Name and Address of Agent for Service)

Please send copies of all communications to:
J. Stephen Feinour, Jr., Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
(215) 564-8521

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)
[X] on September 12, 2026 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on [Date] pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [Date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Titles of Securities Being Registered:
Guggenheim Core Plus Bond ETF

This Post-Effective Amendment No. 327 to Registration File Nos. 002-19458/811-01136 includes the following:
1.	FACING PAGE
2.	CONTENTS PAGE
3.	PART A - Prospectus relating to the Guggenheim Core Plus Bond ETF series of shares*
4.	PART B - Statement of Additional Information relating to the Guggenheim Core Plus Bond ETF series of shares*
5.	PART C - Other Information
6.	SIGNATURES
*
The Prospectus and Statement of Additional Information relating to the shares of the Guggenheim Core Plus Bond ETF are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 299 to the Registration Statement of the Registrant, which was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(2) on January 15, 2026 (Accession Number 0001193125-26-014246).

EXPLANATORY NOTE
Post-Effective Amendment No. 299 (“PEA 299”) was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(2) on January 15, 2026 (Accession Number 0001193125-26-014246) to be effective 75 days after filing and was most recently delayed until August 13, 2026 by Post-Effective Amendment No. 325 filed on July 13, 2026 (Accession Number 0002071844-26-000795).

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 327 (“PEA 327”) to the Registration Statement for the Guggenheim Funds Trust (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA 299 relating to the Guggenheim Core Plus Bond ETF series of the Registrant. This PEA 327 relates only to the Guggenheim Core Plus Bond ETF and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

Accordingly, the prospectus and statement of additional information of the Registrant as filed in PEA 299 are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA 327 is being filed for the sole purpose of designating September 12, 2026 as the new date upon which PEA 299 shall become effective.

GUGGENHEIM FUNDS TRUST
PART C
OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Amended and Restated Declaration of Trust dated August 27, 2020. - Previously filed with Post-Effective Amendment No. 282 to Registration Statement 2-19458 (filed January 28, 2021).* .
	(2)	Certificate of Trust dated November 8, 2013. - Previously filed with Post-Effective Amendment No. 282 to Registration Statement 2-19458 (filed January 28, 2021).*

	(3)	Amended and Restated Declaration of Trust - Schedule A dated November 20, 2025 – Previously filed with Post-Effective Amendment No. 316 to Registration Statement 2-19458 (filed April 27, 2026).*

(b)	Amended and Restated By-Laws dated August 27, 2020.- Previously filed with Post-Effective Amendment No. 282 to Registration Statement 2-19458 (filed January 28, 2021).*

(c)	Reserved

(d)	(1)
Investment Advisory Agreement with Guggenheim Partners Investment Management, LLC dated January 27, 2014, with respect to Guggenheim Floating Rate Strategies Fund, Guggenheim Macro Opportunities Fund and Guggenheim Total Return Bond Fund - Previously filed with Post-Effective Amendment No. 138 to Registration Statement 2-19458 (filed January 28, 2014).*

	(2)
Investment Advisory Agreement with Guggenheim Partners Investment Management, LLC dated January 27, 2014, with respect to Guggenheim Limited Duration Fund - Previously filed with Post-Effective Amendment No. 138 to Registration Statement 2-19458 (filed January 28, 2014).*

	(3)
Amendment to Investment Advisory Agreement with Guggenheim Partners Investment Management, LLC dated November 16, 2016, with respect to Guggenheim Total Return Bond Fund, Guggenheim Macro Opportunities Fund and Guggenheim Floating Rate Strategies Fund - Previously filed with Post-Effective Amendment No. 213 to Registration Statement 2-19458 (filed January 27, 2017).*

	(4)
Second Amendment to Investment Advisory Agreement with Guggenheim Partners Investment Management, LLC dated November 20, 2017, with respect to Guggenheim Total Return Bond Fund - Previously filed with Post-Effective Amendment No. 241 to Registration Statement 2-19458 (filed January 29, 2018).*

	(5)
Amendment to Investment Advisory Agreement with Guggenheim Partners Investment Management, LLC dated November 20, 2017, with respect to Guggenheim Limited Duration Fund - Previously filed with Post-Effective Amendment No. 241 to Registration Statement 2-19458 (filed January 29, 2018).*

	(6)
Investment Advisory Agreement with Guggenheim Partners Investment Management, LLC dated November 16, 2018, with respect to Guggenheim Ultra Short Duration Fund - Previously filed with Post-Effective Amendment No. 261 to Registration Statement 2-19458 (filed December 13, 2018).*

(7)
Investment Advisory Agreement with Guggenheim Partners Investment Management, LLC with respect to Guggenheim Active INvestment Series (GAINS) - Core Plus Fund and Guggenheim Active INvestment Series (GAINS) - Limited Duration Fund - Previously filed with Post-Effective Amendment No. 295 to Registration Statement 2-19458 (filed August 13, 2024).*

	(8)	Amended and Restated Investment Advisory Agreement with Guggenheim Partners Investment Management, LLC dated November 29, 2024 with respect to Guggenheim High Yield Fund, Guggenheim Core Bond Fund and Guggenheim Municipal Income Fund (filed January 28, 2025).*

	(9)	Investment Management Agreement with Guggenheim Partners Investment Management, LLC dated February 26, 2026 with respect to Guggenheim Investment Grade CLO ETF, Guggenheim Securitized Income ETF and Guggenheim Ultra Short Income ETF – Previously filed with the Registration Statement on Form N-14 (filed March 17, 2026).*

	(10)	Investment Management Agreement with Guggenheim Partners Investment Management, LLC dated May 14, 2026 with respect to Guggenheim Enhanced Equity Income ETF—Previously filed with Post-Effective Amendment 322 to Registration Statement 2-19458 (filed June 10, 2026).*

(e)	(1)	Distribution Agreement dated January 27, 2014 - Previously filed with Post-Effective Amendment No. 138 to Registration Statement 2-19458 (filed January 28, 2014).*

	(2)	Form of Underwriter-Dealer Agreement - Previously filed with Post-Effective Amendment No. 112 to Registration Statement 2-19458 (filed November 13, 2009).*

	(3)	ETF Distribution Agreement dated February 26, 2026 – Previously filed with the Registration Statement on Form N-14 (filed March 17, 2026).*

	(4)	Form of Authorized Participant Agreement – Previously filed with the Registration Statement on Form N-14 (filed March 17, 2026).*

(f)	Not applicable

(g)	(1)	Custodian Agreement - The Bank of New York Mellon dated December 15, 2025 – Previously filed with Post-Effective Amendment No. 303 to Registration Statement 2-19458 (filed January 28, 2026).*

	(2)	Foreign Custody Manager Agreement - The Bank of New York Mellon dated December 15, 2025 – Previously filed with Post-Effective Amendment 303 to Registration Statement 2-19458 (filed January 28, 2026).*

	(3)	Amendment to Custody Agreement with The Bank of New York Mellon dated April 17, 2026 — Previously filed with Post-Effective Amendment 322 to Registration Statement 2-19458 (filed June 10, 2026).*

	(4)	Amendment to Foreign Custody Manager Agreement with The Bank of New York Mellon dated May 27, 2026 — Previously filed with Post-Effective Amendment 322 to Registration Statement 2-19458 (filed June 10, 2026).*

(h)	(1)
Amended and Restated Expense Limitation Agreement - Guggenheim Partners Investment Management LLC dated December 15, 2025 - Previously filed with Post-Effective Amendment No. 303 to Registration Statement 2-19458 (filed January 28, 2026).*

(2)
Amended and Restated Expense Limitation Agreement with respect to Guggenheim Active INvestment Series (GAINS) - Core Plus Fund and Guggenheim Active INvestment Series (GAINS) - Limited Duration Fund - Guggenheim Partners Investment Management, LLC dated December 15, 2025 - Previously filed with Post-Effective Amendment No. 303 to Registration Statement 2-19458 (filed January 28, 2026).*

	(3)	Amended and Restated Transfer Agency Agreement dated October 24, 2022 - Previously filed with Post-Effective Amendment No. 285 to Registration Statement 2-19548 (filed January 27, 2023).*

(4)	Amended and Restated Transfer Agency Agreement - Schedule A - Previously filed with Post-Effective Amendment No. 295 to Registration Statement 2-19458 (filed August 13, 2024).*

(5)	Transfer Agency Agreement with respect to Guggenheim Investment Grade CLO ETF, Guggenheim Securitized Income ETF and Guggenheim Ultra Short Income ETF dated April 17, 2026 – Previously filed with Post-Effective Amendment 322 to Registration Statement 2-19458 (filed June 10, 2026).*

(6)	Form of Amendment to Transfer Agency Agreement with respect to Guggenheim Investment Grade CLO ETF, Guggenheim Securitized Income ETF, Guggenheim Ultra Short Income ETF and Guggenheim Enhanced Equity Income ETF dated April 17, 2026 — Previously filed with Post-Effective Amendment 322 to Registration Statement 2-19458 (filed June 10, 2026).*

(7)	Open-End Fund Administration and Accounting Agreement dated December 15, 2025 - Previously filed with Post-Effective Amendment No. 303 to Registration Statement 2-19458 (filed January 28, 2026).*

(8)
Amendment to Fund Administration and Accounting Agreement with respect to Guggenheim Investment Grade CLO ETF, Guggenheim Securitized Income ETF, Guggenheim Ultra Short Income ETF and Guggenheim Enhanced Equity Income ETF dated May 27, 2026—Previously filed with Post-Effective Amendment 322 to Registration Statement 2-19458 (filed June 10, 2026).*

(9)
Fund of Funds Waiver Agreement - Guggenheim Partners Investment Management dated November 29, 2024 - Previously filed with Post-Effective Amendment No. 296 to Registration Statement 2-19458 (filed January 28, 2025).*

(10)
Form of Fund of Funds Agreement - Guggenheim Funds & Guggenheim Funds dated January 19, 2022 - Previously filed with Post-Effective Amendment No. 283 to Registration Statement 2-19458 (filed January 28, 2022).*

(11)	Form of Fund of Funds Agreement - Acquired Fund - Previously filed with Post-Effective Amendment No. 283 to Registration Statement 2-19458 (filed January 28, 2022).*

(12)	Form of Acquiring Fund Agreement - OEFs/ETFs dated January 19, 2022 - Previously filed with Post-Effective Amendment No. 283 to Registration Statement 2-19458 (filed January 28, 2022).*

(13)	Form of Acquiring Fund Agreement - CEFs dated January 19, 2022 - Previously filed with Post-Effective Amendment No. 283 to Registration Statement 2-19458 (filed January 28, 2022).*

(14)	Amended and Restated Affiliated Fund of Funds Waiver Agreement with respect to Guggenheim Investment Grade CLO ETF, Guggenheim Securitized Income ETF, Guggenheim Ultra Short Income ETF and Guggenheim Enhanced Equity Income ETF dated May 14, 2026—Previously filed with Post-Effective Amendment 322 to Registration Statement 2-19458 (filed June 10, 2026).*

(i)	(1)	Legal Opinion of Dechert LLP with respect to Guggenheim Active INvestment Series (GAINS) – Core Plus Fund, Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund, Guggenheim Floating Rate Strategies Fund, Guggenheim High Yield Fund, Guggenheim Core Bond Fund, Guggenheim Limited Duration Fund, Guggenheim Macro Opportunities Fund, Guggenheim Municipal Income Fund, Guggenheim Total Return Bond Fund, Guggenheim Ultra Short Duration Fund dated January 28, 2026—Previously filed with Post-Effective Amendment No. 303 to Registration Statement 2-19458 (filed January 28, 2026). *

	(2)
Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to Guggenheim Securitized Income
ETF, Guggenheim Investment Grade CLO ETF and Guggenheim Ultra Short Income ETF – Previously filed with Post-Effective Amendment No. 316 to Registration Statement 2-19458 (filed April 27, 2026).*

	(3)	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to Guggenheim Enhanced Equity Income ETF— Previously filed with Post-Effective Amendment 322 to Registration Statement 2-19458 (filed June 10, 2026).*

(j)	(1)	Consent of Independent Registered Public Accounting Firm with respect to Guggenheim Active INvestment Series (GAINS) – Core Plus Fund, Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund, Guggenheim Floating Rate Strategies Fund, Guggenheim High Yield Fund, Guggenheim Core Bond Fund, Guggenheim Limited Duration Fund, Guggenheim Macro Opportunities Fund, Guggenheim Municipal Income Fund, Guggenheim Total Return Bond Fund, Guggenheim Ultra Short Duration Fund dated January 28, 2026—Previously filed with Post Effective Amendment No. 303 to Registration Statement 2-19458 (filed January 28, 2026). *

	(2)	Consent of Independent Registered Public Accounting Firm with respect to Guggenheim Securitized Income ETF, Guggenheim Investment Grade CLO ETF and Guggenheim Ultra Short Income ETF — Previously filed with Post-Effective Amendment No. 316 to Registration Statement 2-19458 (filed April 27, 2026).*

(k)	Not applicable

(l)	Not applicable
(m)	(1)	Class A Distribution Plan dated January 27, 2014 - Previously filed with Post-Effective Amendment No. 138 to Registration Statement 2-19458 (filed January 28, 2014).*

	(2)	Amendment to Schedule A of Class A Distribution Plan dated November 30, 2018 - Previously filed with Post-Effective Amendment No. 261 to Registration Statement 2-19458 (filed December 13, 2018).*

	(3)	Class B Distribution Plan dated January 27, 2014 - Previously filed with Post-Effective Amendment No. 138 to Registration Statement 2-19458 (filed January 28, 2014).*

	(4)	Class C Distribution Plan dated January 27, 2014 - Previously filed with Post-Effective Amendment No. 138 to Registration Statement 2-19458 (filed January 28, 2014).*

	(5)	Amendment to Exhibit A of Class C Distribution Plan dated November 17, 2015 - Previously filed with Post-Effective Amendment No. 185 to Registration Statement 2-19458 (filed November 17, 2015).*

	(6)	Class P Distribution Plan dated February 10, 2015 - Previously filed with Post-Effective Amendment No. 174 to Registration Statement 2-19458 (filed May 1, 2015).*

	(7)	Amendment to Schedule A of Class P Distribution Plan dated November 30, 2018 - Previously filed with Post-Effective Amendment No. 261 to Registration Statement 2-19458 (filed December 13, 2018).*

	(8)	Form of Specimen copy of Shareholder Service Agreement - Previously filed with Post-Effective Amendment No. 113 to Registration Statement 2-19458 (filed January 29, 2010).*

	(9)	Distribution and Servicing Plan dated February 26, 2026 with respect to Guggenheim Investment Grade CLO ETF, Guggenheim Securitized Income ETF and Guggenheim Ultra Short Income ETF – Previously filed with the Registration Statement on Form N-14 (filed March 17, 2026).*

	(10)	Amended and Restated Exhibit A to the Distribution and Servicing Plan dated May 14, 2026 — Previously filed with Post-Effective Amendment 322 to Registration Statement 2-19458 (filed June 10, 2026).*

(n)	Amended and Restated Multiple Class Plan dated February 10, 2015 - Previously filed with Post-Effective Amendment No. 174 to Registration Statement 2-19458 (filed May 1, 2015).*

(o)	Reserved

(p)	Code of Ethics

(1)
Combined Code of Ethics of Guggenheim Funds Trust, Guggenheim Partners Investment Management, LLC, and Guggenheim Funds Distributors, LLC - Previously filed with Post-Effective Amendment No. 286 to Registration Statement 2-19458 (filed January 29, 2024).*

(q)	Powers of Attorney - Previously filed with Post-Effective Amendment No. 286 to Registration Statement 2-19458 (filed January 29, 2024).*

*	Incorporated by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant
The Board of Trustees of the Registrant is the same as the board of certain other registrants, each of which has Guggenheim Partners Investment Management, LLC (“GPIM”), or an affiliate of GPIM, as its investment adviser. In addition, the officers of the Registrant are substantially identical to those of the other registrants. Nonetheless, the Registrant takes the position that it is not under common control with the other registrants because the power residing in the respective boards and officers arises as the result of an official position with the respective registrants.

The Trust through Guggenheim Macro Opportunities Fund, a separate series of the Trust, wholly owns and controls the Guggenheim Macro Opportunities Fund CFC (“Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included, on a consolidated basis, in the Fund’s report on Form N-CSR.

Item 30.	Indemnification
Article VII, Section III of the Registrant’s Amended and Restated Declaration of Trust, which is filed with the Registrant’s Post Effective Amendment No. 282 on January 28, 2021, provides for indemnification of the Trustees, officers, employees and other agents of the Registrant who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.
A policy of insurance covering Guggenheim Funds Distributors, LLC, the Registrant and certain other registrants advised by GPIM, or an affiliate of GPIM insures the Registrant’s trustees and officers against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties. The independent trustees are also covered under a joint independent directors liability (“IDL”) insurance policy that covers the independent trustees of the other registrants.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business or Other Connections of Investment Adviser
GPIM serves as investment adviser for each series of the Trust. GPIM is primarily engaged in the provision of investment advisory and management services to registered investment companies, separately managed accounts, collective investment trusts and private funds. The directors and officers of GPIM consist primarily of persons who during the past two years have been active in the investment management business. To the knowledge of the Registrant, except as set forth below, as applicable, none of the directors or executive officers of GPIM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Information as to the executive officers and directors of GPIM is included in its Form ADV as filed with the SEC (File No. 801-66786) pursuant to the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

Item 32.	Principal Underwriters
(a) Guggenheim Funds Distributors, LLC serves as the principal underwriter for the Registrant, Guggenheim Strategy Funds Trust, Guggenheim Variable Funds Trust, Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds.
(b) The following information is furnished with respect to the directors and officers of Guggenheim Funds Distributors, LLC:

(1) Name and Principal Business Address	(2) Position and Offices with Underwriter	(3) Position and Offices With Registrant

Dina DiLorenzo 330 Madison Avenue, 10th Floor New York, New York 10017	President	None

Dominick Colgiandro 42-40 Bell Boulevard, Suite 505 Bayside, New York 11361	Chief Operating Officer, Unit Investment Trust Business	None

Dennis R. Metzger 702 King Farm Blvd., Suite 200 Rockville, MD 20850	Chief Compliance Officer	None

Amy J. Lee 702 King Farm Blvd., Suite 200 Rockville, MD 20850	General Counsel, Secretary, and Senior Managing Director	Trustee, Vice President and Chief Legal Officer

Elisabeth A. Miller 702 King Farm Blvd., Suite 200 Rockville, MD 20850	Senior Managing Director	Chief Compliance Officer

Christopher Parisi 702 King Farm Blvd., Suite 200 Rockville, MD 20850	Head of Distribution, Senior Managing Director	None

Ying Chan 330 Madison Avenue, 8th Floor New York, New York 10017	Financial and Operations Principal	None
(c) Not applicable.

Item 33.	Location of Accounts and Records
Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Guggenheim Investments, 222 Berkeley St., 11th Floor, Boston, MA 02116, 800 SW Jackson St., Topeka, KS 66612, 100 Wilshire Blvd., Santa Monica, CA 90401, 227 West Monroe St., Chicago, IL 60606; MUFG Investor Services, LLC, 805 King Farm Blvd. Rockville, MD, 20850; Star Compliance, 9200 Corporate Blvd., Suite 440, Rockville, MD 20850; Cyxtera, 350 E Cermak Rd., Chicago, IL 60616, 1919 Park Ave., Weehawken, NJ 07086, Bank of New York Mellon, 240 Greenwich St., New York, NY 10286; Iron Mountain, 1 Federal St., Boston, MA 02110; US Bank, 425 Walnut St., Cincinnati, OH 45202; Institutional Shareholder Services, Inc., 702 King Farm Blvd., Suite 400, Rockville, MD 20850; Guggenheim Services, LLC, 227 West Monroe St. Suite 4000, Chicago, IL 60606; Guggenheim Partners Investment Management, LLC, One North Brentwood Boulevard, Suite 910, Clayton, MO 63105, 702 King Farm Blvd., Suite 200, Rockville, MD 20850, 330 Madison Ave., New York, NY 10017, 3414 PeachTree Road NE, Suite 975, Atlanta, GA 30326, 227 West Monroe St. Chicago, IL 60606; Four Corners Capital Management, LLC, 515 S. Flower Street, Suite 4310, Los Angeles, California 90071; Lexington Management Corporation, Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663; Meridian Investment Management Corporation, 12835 East Arapahoe Road, Tower II, 7th Floor, Englewood, Colorado, 80112; Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, Wisconsin, 53051; Templeton/Franklin Investment Services, Inc., 777 Mariners Island Boulevard, San Mateo, California 94404; OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018; Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02110; Northern Trust Investments, N.A., 181 W. Madison, Chicago, Illinois 60675 and Deutsche Asset Management, Inc., 345 Park Avenue, New York, New York 10154. Records relating to the duties of the Registrant’s custodian are maintained by Chase

Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York 11245; State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105; Banc Of America Securities, LLC 9 West 57th Street, New York, New York 10019 and The Bank of New York Mellon, 2 Hanson Place, 9th Floor, Brooklyn, New York 11217.

Item 34.	Management Services
Not applicable.

Item 35.	Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”), as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 327 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, as of this 12th day of August, 2026.

GUGGENHEIM FUNDS TRUST
(Registrant)

By:  /s/ Brian E. Binder

Brian E. Binder, Chief Executive Officer
and President (Principal Executive Officer)
Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 12th day of August, 2026.

GUGGENHEIM FUNDS TRUST

Angela Brock-Kyle* Angela Brock-Kyle Trustee	By: /s/ Amy J. Lee Amy J. Lee, Trustee, Vice President, Chief Legal Officer and Attorney-In-Fact for the Trustees Whose Names Appear Opposite

Thomas F. Lydon, Jr.* Thomas F. Lydon, Jr. Trustee

Ronald A. Nyberg* Ronald A. Nyberg Trustee	By: /s/ James M. Howley James M. Howley, Chief Financial Officer, Treasurer and Chief Accounting Officer (Principal Financial and Accounting Officer)
Sandra G. Sponem* Sandra G. Sponem Trustee

Ronald E. Toupin, Jr.* Ronald E. Toupin, Jr. Trustee	By: /s/ Brian E. Binder Brian E. Binder, President and Chief Executive Officer (Principal Executive Officer)
* Signed by Attorney-In-Fact pursuant to powers of attorney previously filed with Post-Effective Amendment No. 303 to Registration Statement 2-19458 (filed January 28, 2026).

GUGGENHEIM FUNDS TRUST
REGISTRATION STATEMENT
EXHIBITS INDEX
EXHIBIT NO.	DESCRIPTION
No exhibits to be filed.